Regulatory matters - Regulatory Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 1,310,461	$ 1,327,683
Less: current regulatory assets	(185,938)	(142,970)
Non-current regulatory assets	1,124,523	1,184,713
Total regulatory liabilities	651,164	734,296
Less: current regulatory liabilities	(88,449)	(99,850)
Non-current regulatory liabilities	562,715	634,446
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	273,064	290,121
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	188,840	185,786
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	111,556	104,636
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Total regulatory liabilities	42,491	42,850
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory liabilities	9,746	12,730
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,119	2,078
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	24,348	96,095
Securitized costs, net
Regulatory Liabilities [Line Items]
Total regulatory assets	296,918	0
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory assets	201,051	192,880
Deferred capitalized costs
Regulatory Liabilities [Line Items]
Total regulatory assets	147,536	124,517
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Total regulatory assets	101,805	326,418
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory assets	99,847	101,939
Wildfire mitigation and vegetation management
Regulatory Liabilities [Line Items]
Total regulatory assets	130,564	64,146
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory assets	62,736	68,822
Environmental remediation
Regulatory Liabilities [Line Items]
Total regulatory assets	60,365	66,779
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory assets	31,676	37,214
Debt premium
Regulatory Liabilities [Line Items]
Total regulatory assets	15,880	18,995
Retired generating plant
Regulatory Liabilities [Line Items]
Total regulatory assets	14,509	183,732
Asset retirement obligation
Regulatory Liabilities [Line Items]
Total regulatory assets	13,916	26,620
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory assets	11,084	11,084
Rate review costs
Regulatory Liabilities [Line Items]
Total regulatory assets	9,014	8,815
Long-term maintenance contract
Regulatory Liabilities [Line Items]
Total regulatory assets	3,948	4,932
Other
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 109,612	$ 90,790